Gains And Losses Recognized In Consolidated Statement Of Operations On Qualifying And Non-Qualifying Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 0		$ 0		$ 0
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	7		(12)		4
Interest Income Expense [Member] | Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	0		(3)		(1)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5		2		9
Not Designated as Hedging Instrument [Member] | Cost Of Products Sold [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0		(4)		(1)
Not Designated as Hedging Instrument [Member] | Cost Of Products Sold [Member] | Energy Related Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0		(7)		(2)
Not Designated as Hedging Instrument [Member] | Interest Income Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5	[1]	13	[2]	12	[3]
Designated as Hedging Instrument [Member] | Cost Of Products Sold [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	7		(12)		4
Designated as Hedging Instrument [Member] | Interest Income Expense [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments	$ 0		$ 3		$ 1

[1]	Excluding gain of $2 million related to debt reduction recorded to Restructuring and other charges.
[2]	Excluding gain of $3 million related to debt reduction recorded to Restructuring and other charges.
[3]	Excluding gain of $7 million, net related to debt issuance and debt reduction recorded to Restructuring and other charges.